Trade account receivables (Details) - Schedule of accounts receivable - MXN ($) $ in Thousands		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Estimated total gross carrying amount at default	$ 744,109	$ 1,092,855	$ 835,757
Expected credit loss	$ 46,260	$ 121,792	$ 90,164
Not past due [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate	2.00%		1.00%
Estimated total gross carrying amount at default	$ 640,675		$ 560,642
Expected credit loss	$ 8,163		$ 6,814
Fourteen to Twenty One [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate	30.00%	18.00%	27.00%
Estimated total gross carrying amount at default	$ 31,918	$ 24,198	$ 31,439
Expected credit loss	$ 9,588	$ 4,337	$ 8,338
Twenty One to Twenty Eight [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate	62.00%	39.00%	60.00%
Estimated total gross carrying amount at default	$ 17,772	$ 15,592	$ 22,463
Expected credit loss	$ 10,946	$ 6,142	$ 13,386
Less than Twenty Eight [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate	33.00%	41.00%	28.00%
Estimated total gross carrying amount at default	$ 53,744	$ 161,204	$ 221,213
Expected credit loss	$ 17,563	$ 66,126	$ 61,626
Less than Thirty to Fifty Nine [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate		7.00%
Estimated total gross carrying amount at default		$ 77,509
Expected credit loss		$ 5,130
Less than Sixty to One Twenty [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate		21.00%
Estimated total gross carrying amount at default		$ 31,366
Expected credit loss		$ 6,735
Less than One Twenty [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate		61.00%
Estimated total gross carrying amount at default		$ 42,969
Expected credit loss		$ 26,172
Betterware de México [member] | Not past due [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate		1.00%
Estimated total gross carrying amount at default		$ 365,978
Expected credit loss		$ 3,561
JAFRA in Mexico and United States [member] | Not past due [Member]
Trade account receivables (Details) - Schedule of accounts receivable [Line Items]
Expected credit loss rate		1.00%
Estimated total gross carrying amount at default		$ 374,039
Expected credit loss		$ 3,589